NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	12 Months Ended
	Dec. 31, 2022 $ / shares	Sep. 09, 2022 $ / shares	Jun. 09, 2022 $ / shares	Dec. 31, 2021	Jun. 01, 2021
Ordinary shares price	$ 10.80	$ 10.80	$ 0.001
Conversion ratio	0.1713
New Forafric [Member]
Acquired interest, percentage			100.00%
Millcorp Geneva SA [Member]
Ownership interest, percentage				100.00%	100.00%